CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss for the period	$ (7,036)	$ (16,279)
Adjustments for:
Share-based payments (Note 14)	1,592	1,573
Impairment of non-current assets	1,545	10,361
Depreciation	479	411
Loss/(gain) on sale of asset	(570)	33
Gain on sale of royalty (Note 6)	(6,710)	(5,872)
Fair value (gain)/loss on PC Gold Option	(640)	869
Fair value loss on Silver Stream derivative liability (Note 11)	7,124	1,057
Investments fair value (gain)/loss	0	1,606
Accrued interest receivable	(53)	(18)
Other (income)/expenses	141	38
Unrealized foreign exchange (gain)/loss	81	(39)
Deferred income tax (recovery)/expense	(1,576)	(309)
Provision (recovery) for reclamation funding estimate	(1,021)	1,682
Equity and dilution loss on equity accounted investments	1,536	991
Operating cash flows before movements in working capital	(5,108)	(3,896)
(Increase)/decrease in accounts and other receivables	52	124
(Increase)/decrease in prepaid expenditures	81	(77)
Increase (decrease) in accounts payables and accrued liabilities	(97)	(1,233)
Total cash used in operating activities	(5,072)	(5,082)
Cash flows from investing activities
Mineral property expenditures (Note 6)	(18,193)	(25,113)
Proceeds from sale of investments (Note 4)	2,322	10,479
Proceeds from sale of mineral property	265	0
Property and equipment purchases	(349)	(600)
Proceeds from sale of royalties (Note 6)	4,680	9,581
Cash expended in acquisitions	0	(10,156)
Reclamation bond	(40)	0
Total cash used in investing activities	(11,315)	(15,809)
Cash flows from financing activities
Proceeds from private placements	15,833	5,325
Share issuance costs	(550)	(271)
Repayment of lease liability	(143)	(127)
Finance costs paid	(25)	(38)
Total cash provided by financing activities	15,115	4,889
Foreign exchange effect on cash	(75)	44
Change in cash and cash equivalents	(1,347)	(15,958)
Cash and cash equivalents, beginning	13,558	29,516
Cash and cash equivalents, ending	12,211	13,558
Cash	9,999	2,566
Term deposits	$ 2,212	$ 10,992